EARNINGS PER SHARE - Summary of Basic and Diluted Earnings Per Ordinary Share (Details) - EUR (€) € / shares in Units, € in Millions	6 Months Ended
	Jun. 28, 2024	Jun. 30, 2023
Earnings per share [abstract]
Profit after taxes attributable to equity shareholders (million) (in shares)	€ 797	€ 854
Basic weighted average number of ordinary Shares in issue (million) (in shares)	460,000,000	458,000,000
Effect of dilutive potential Shares (million) (in shares)	0	1,000,000
Diluted weighted average number of shares in issue (in shares)	460,000,000	459,000,000
Basic earnings per share (in EUR per share)	€ 1.73	€ 1.86
Diluted earnings per share (in EUR per share)	€ 1.73	€ 1.86
Number of shares issued and fully paid (in shares)	460,371,583	458,846,191
Number of shares outstanding (in shares)	460,371,583	458,846,191
Number of potential ordinary shares that are antidilutive in period presented (in shares)	0	0